Basis of Preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Financial impact of current hedging contract, next fiscal year (as a percent)	86.00%
Financial impact of current hedging contracts, year two (as a percent)	82.00%
Taxes payable	$ 33,498	$ 50,226
Chesapeake Granite Wash Trust | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	50.80%
Sooner State Joint ABS Holdings LLC | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.25%
Sooner State Joint ABS Holdings LLC | OCM Denali Holdings LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	4875.00%
DP Lion Equity Holdco LLC
Disclosure of attribution of expenses by nature to their function [line items]
Percentage of equity ownership divested		80.00%
DP Lion Equity Holdco LLC | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		20.00%
Giant Land, LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	55.00%
Link Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	55.00%
Old Faithful Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	55.00%
Riverside Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	55.00%
Splendid Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	55.00%